Revenue - Schedule of Revenue by Geographical Location (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disaggregation of Revenue [Line Items]
Revenue	$ 806	$ 630	$ 1,481	$ 1,322
United States
Disaggregation of Revenue [Line Items]
Revenue	331	243	623	508
PRC
Disaggregation of Revenue [Line Items]
Revenue	178	162	319	330
Taiwan
Disaggregation of Revenue [Line Items]
Revenue	166	97	281	197
Republic of Korea
Disaggregation of Revenue [Line Items]
Revenue	62	53	107	114
Other countries
Disaggregation of Revenue [Line Items]
Revenue	$ 69	$ 75	$ 151	$ 173